FI SA1 07/17

SUPPLEMENT DATED JULY 18, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2017

OF

Franklin INCOME VIP Fund

(A series Franklin Templeton Variable Insurance Products Trust)

The Statement of Additional Information is amended as follows:

The following bullet point is added as the last bullet point under the heading “The Funds – Goals, Additional Strategies and Risks – Franklin Income VIP Fund:”

•         buy and sell exchange-traded options on indexes that measure stock volatility, such as the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®)

Please keep this supplement with your Statement of Additional Information for future reference.

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